Derivative Financial Instruments and Credit Risk - Derivative Assets at Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets	$ 25.8	$ 33.0	$ 17.5
Gross Amounts Offset in the Consolidated Balance Sheets	0.0	0.0	0.0
Amount Presented in the Consolidated Balance Sheets	25.8	33.0	17.5
Amount Subject to Master Netting Agreement	(2.3)	(3.0)	(7.3)
Net Amount	$ 23.5	$ 30.0	$ 10.2
DerivativeAssetStatementOfFinancialPositionExtensibleEnumerationNotDisclosedFlag	Derivatives